Shareholder Report, Line Graph (Details) 193744_HW Opportunities MP Fund_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 29, 2020	Jun. 30, 2026
HW Opportunities MP Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fund
Accumulated Value	$ 17,863	$ 17,134	$ 14,211	$ 11,109	$ 12,900	$ 10,000	$ 21,777
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	16,870	14,632	11,884	9,990	11,598	10,000	$ 20,720
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Value Index
Accumulated Value	$ 15,701	$ 13,857	$ 12,270	$ 11,033	$ 11,922	$ 10,000	$ 20,063